Provisions	12 Months Ended
Jun. 30, 2018
1 year or less [member]
Provisions	Note 17. Current liabilities - provisions

	Consolidated
	2018	2017
	A$’000	A$’000

Employee benefits	91	155
Lease make good	70	—

	161	155